UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------------
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):             [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Raptor Capital Management LP

Address:   50 Rowes Wharf, 6th Floor
           Boston, MA  02110

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Needham
Title:  Chief Financial Officer
Phone:  617-772-4621

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Needham                 Boston, MA                         5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:     $   203,684
                                         --------------
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABITIBIBOWATER INC           COM NEW        003687209    4,705   175,100 SH       SOLE       0          175,100      0    0
AETNA INC NEW                COM            00817Y108      595    15,900 SH       SOLE       0           15,900      0    0
ALCATEL-LUCENT               SPONSORED ADR  013904305    1,993   343,100 SH       SOLE       0          343,100      0    0
ANADARKO PETE CORP           COM            032511107   10,289   125,600 SH       SOLE       0          125,600      0    0
BOISE INC                    COM            09746Y105    2,674   291,900 SH       SOLE       0          291,900      0    0
BOISE INC                    COM            09746Y105    1,188   129,700 SH  CALL SOLE       0          129,700      0    0
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109      301     8,700 SH       SOLE       0            8,700      0    0
CLEARWIRE CORP NEW           CL A           18538Q105    1,202   215,100 SH       SOLE       0          215,100      0    0
COMMVAULT SYSTEMS INC        COM            204166102    4,016   100,713 SH       SOLE       0          100,713      0    0
CONOCOPHILLIPS               COM            20825C104    4,704    58,900 SH       SOLE       0           58,900      0    0
DOMINOS PIZZA INC            COM            25754A201    3,069   166,500 SH       SOLE       0          166,500      0    0
DOMTAR CORP                  COM NEW        257559203    7,876    85,810 SH       SOLE       0           85,810      0    0
EASTMAN KODAK CO             COM            277461109      539   167,000 SH       SOLE       0          167,000      0    0
EXPEDIA INC DEL              COM            30212P105    2,404   106,100 SH       SOLE       0          106,100      0    0
FINISH LINE INC              CL A           317923100    3,488   175,700 SH       SOLE       0          175,700      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101      984    58,316 SH       SOLE       0           58,316      0    0
GAIN CAP HLDGS INC           COM            36268W100      444    57,883 SH       SOLE       0           57,883      0    0
GAP INC DEL                  COM            364760108      616    27,200 SH       SOLE       0           27,200      0    0
GLU MOBILE INC               COM            379890106      639   147,950 SH       SOLE       0          147,950      0    0
HALOZYME THERAPEUTICS INC    COM            40637H109      509    75,863 SH       SOLE       0           75,863      0    0
INTEGRAL SYS INC MD          COM            45810H107    1,484   121,900 SH       SOLE       0          121,900      0    0
INTERNATIONAL COAL GRP INC N COM            45928H106    7,160   633,600 SH       SOLE       0          633,600      0    0
JAMES RIVER COAL CO          COM NEW        470355207    2,533   104,800 SH       SOLE       0          104,800      0    0
JPMORGAN CHASE & CO          COM            46625H100    4,075    88,400 SH       SOLE       0           88,400      0    0
LABORATORY CORP AMER HLDGS   COM NEW        50540R409    1,207    13,100 SH       SOLE       0           13,100      0    0
LAWSON SOFTWARE INC NEW      COM            52078P102    2,179   180,100 SH       SOLE       0          180,100      0    0
LEAR CORP                    COM NEW        521865204    2,287    46,800 SH       SOLE       0           46,800      0    0
LIBERTY GLOBAL INC           COM SER A      530555101      952    23,000 SH       SOLE       0           23,000      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302    2,357    32,000 SH       SOLE       0           32,000      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A  53071M104    1,221    76,100 SH       SOLE       0           76,100      0    0
LORAL SPACE & COMMUNICATNS I COM            543881106    4,432    57,150 SH       SOLE       0           57,150      0    0
MACYS INC                    COM            55616P104    2,159    89,000 SH       SOLE       0           89,000      0    0
MASSEY ENERGY COMPANY        COM            576206106    3,124    45,700 SH       SOLE       0           45,700      0    0
MBIA INC                     COM            55262C100    1,143   113,800 SH       SOLE       0          113,800      0    0
MCKESSON CORP                COM            58155Q103    1,162    14,700 SH       SOLE       0           14,700      0    0
MI DEVS INC                  CL A SUB VTG   55304X104    3,513   121,214 SH       SOLE       0          121,214      0    0
MOSAIC CO                    COM            61945A107    6,024    76,500 SH       SOLE       0           76,500      0    0
NXP SEMICONDUCTORS N V       COM            N6596X109    7,197   240,168 SH       SOLE       0          240,168      0    0
PMI GROUP INC                COM            69344M101    3,505 1,298,000 SH       SOLE       0        1,298,000      0    0
QLT INC                      COM            746927102    2,461   354,100 SH       SOLE       0          354,100      0    0
SCRIPPS NETWORKS INTERACT IN CL A COM       811065101      496     9,900 SH       SOLE       0            9,900      0    0
SEMGROUP CORP                CL A           81663A105    6,598   234,300 SH       SOLE       0          234,300      0    0
SIX FLAGS ENTMT CORP NEW     COM            83001A102    8,518   118,300 SH       SOLE       0          118,300      0    0
SLM CORP                     COM            78442P106    5,329   348,300 SH       SOLE       0          348,300      0    0
SMURFIT-STONE CONTAINER CORP COM            83272A104    3,448    89,200 SH       SOLE       0           89,200      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    4,671    33,400 SH       SOLE       0           33,400      0    0
STEWART ENTERPRISES INC      CL A           860370105      972   127,200 SH       SOLE       0          127,200      0    0
TETRA TECHNOLOGIES INC DEL   COM            88162F105      462    30,000 SH       SOLE       0           30,000      0    0
TIVO INC                     COM            888706108    4,411   504,100 SH       SOLE       0          504,100      0    0
TIVO INC                     COM            888706108    6,563   750,000 SH  CALL SOLE       0          750,000      0    0
TRAVELZOO INC                COM            89421Q106    3,173    47,650 SH       SOLE       0           47,650      0    0
UNI PIXEL INC                COM NEW        904572203    7,415 1,037,080 SH       SOLE       0        1,037,080      0    0
VALEANT PHARMACEUTICALS INTL COM            91911K102    4,802    96,400 SH       SOLE       0           96,400      0    0
VERISIGN INC                 COM            92343E102    2,350    64,900 SH       SOLE       0           64,900      0    0
WEB COM GROUP INC            COM            94733A104    1,166    80,013 SH       SOLE       0           80,013      0    0
WELLPOINT INC                COM            94973V107    1,214    17,400 SH       SOLE       0           17,400      0    0
WENDYS ARBYS GROUP INC       COM            950587105    4,771   948,500 SH       SOLE       0          948,500      0    0
WILLIAMS COS INC DEL         COM            969457100    5,578   178,900 SH       SOLE       0          178,900      0    0
YAHOO INC                    COM            984332106   14,500   869,300 SH       SOLE       0          869,300      0    0
YAHOO INC                    COM            984332106    4,837   290,000 SH  CALL SOLE       0          290,000      0    0